Financial Assets and Financial Liabilities - Schedule of Principal and Interest Amounts Outstanding for Loans and Bonds (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 6,538	₽ 17,360
Short term borrowings and current portion of long Term Debt	412,294	422,533
Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	398,171	378,063
Long term debt	6,538	17,360
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current part of long-term loans and borrowings	398,171	378,063
Interest payable	7,749	20,420
Fines and penalties on overdue amounts	2,128	21,573
Short term borrowings and current portion of long Term Debt	₽ 412,294	₽ 422,533
Russian rubles [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	9.30%	9.50%
Russian rubles [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	9.40%	11.90%
Russian rubles [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 242,499	₽ 253,421
Russian rubles [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term borrowings and current portion of long Term Debt	3,634	2,410
Russian rubles [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 10,979	₽ 14,459
Russian rubles [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.70%	6.70%
Long term debt	₽ 73	₽ 5
Russian rubles [member] | Corporate lenders [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.70%	6.70%
Short term borrowings and current portion of long Term Debt	₽ 10	₽ 65
Russian rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%
Russian rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.30%	9.30%
Russian rubles [member] | Bottom of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.00%	8.00%
Russian rubles [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	10.00%	15.00%
Russian rubles [member] | Top of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.60%	12.00%
Russian rubles [member] | Top of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	12.30%	14.00%
U.S. dollars [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	8.60%	8.30%
U.S. dollars [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 54,719	₽ 102,040
U.S. dollars [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%
Long term debt	₽ 138
U.S. dollars [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.90%	2.20%
U.S. dollars [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.90%	8.90%
Euro [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	4.80%	2.70%
Euro [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the period	1.50%
Euro [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long term debt	₽ 96,301	₽ 25,498
Euro [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short term borrowings and current portion of long Term Debt	₽ 580
Euro [member] | Corporate lenders [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%
Short term borrowings and current portion of long Term Debt	₽ 22	₽ 2
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.80%	0.80%
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.30%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.00%	7.00%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.80%